Segment Information	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Segment Information
5.
Segment information
(a)
Description of segments

The Group’s operating segments are reported in a manner consistent with the internal reporting provided to the CODM, which is the Leadership Team, comprising of the Chief Executive Officer, Chief Financial Officer, Managing Director Marketplaces, Managing Director Fintech / Chief Marketing Officer, Managing Director Data & Software Solutions, Chief Technology Officer and Chief People Officer.

The Group has five reportable segments, namely four Marketplaces and Fintech and Data services. The Marketplaces segments consist of core listing marketplace for agents and developer marketing solutions business in four primary geographic areas, namely Singapore, Vietnam, Malaysia and Other Asia (comprising Thailand and Indonesia). Each of these geographic Marketplaces segments has different political and economic conditions as well as market factors and strategic initiatives which influence performance. Furthermore, each geographic Marketplace segment represents a business in different stages of development (with Singapore being the most mature and Other Asia still considered by management to be a developing market).

The Fintech and Data segment consists of the digital mortgage marketplace business, PropertyGuru Finance, launched in March 2021 where commission is earned from financial institutions on each mortgage brokered and from insurance providers on each insurance policy’s inception, and the data business involving provision of data services to developers, agents, banks and property valuers.

5.
Segment information (continued)
(b)
Segment information

The table below shows the segment information provided to the CODM for the reportable segments for the years ended 31 December 2022, 2021, and 2020.

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and Data	Total reportable segments
	$’000	$’000	$’000	$’000	$’000	$’000
2022
Revenue from external customers	69,241	24,040	25,388	12,192	5,064	135,925
Adjusted EBITDA	47,626	5,470	10,208	(259)	(7,385)	55,660

2021
Revenue from external customers	55,891	18,767	14,315	8,361	3,377	100,711
Adjusted EBITDA	33,355	2,063	(10,440)	(1,232)	(4,634)	19,112

2020
Revenue from external customers	46,470	18,241	7,501	7,863	2,020	82,095
Adjusted EBITDA	32,554	4,213	(4,573)	(3,196)	(1,660)	27,338

5.
Segment information (continued)
(b)
Segment information (continued)

A reconciliation of adjusted EBITDA to loss before income tax is provided as follows:

	2022	2021	2020
	$’000	$’000	$’000

Adjusted EBITDA of reportable segments	55,660	19,112	27,338
Headquarters cost	(41,194)	(29,484)	(22,842)
Adjusted EBITDA of the Group	14,466	(10,372)	4,496
Changes in fair value of warrant liabilities, preferred shares and embedded derivatives	23,341	(124,146)	16,364
Finance costs - net	(680)	(13,453)	(15,964)
Depreciation and amortisation expense	(21,172)	(14,032)	(9,554)
Impairment	—	(8)	(806)
Share grant and option expenses	(5,524)	(10,470)	(6,660)
Others losses - net	(1,471)	(815)	(1,684)
Business acquisition transaction and integration cost	(4,378)	(8,380)	(41)
Legal and professional expenses incurred for IPO	(16,570)	(6,070)	—
Share listing expense	(104,950)	—	—
Ongoing cost of a listed entity	(11,182)	—	—
Loss before income tax	(128,120)	(187,746)	(13,849)

Headquarters costs are costs of personnel that are based predominantly in its Singapore headquarters and certain key personnel in Malaysia and Thailand, and that service the group as a whole, consisting of its executive officers and its group marketing, technology, product, human resources, finance and operations teams, as well as platform IT costs (hosting, licensing, domain fees), workplace facilities costs, corporate public relations retainer costs and professional fees such as audit, legal and consultant fees.

The CODM uses adjusted EBITDA as a measure to assess the performance of the segments. This excludes the effects of significant items of income and expenditure which may have an impact on the quality of earnings such as changes in fair value of warrant liabilities, preferred shares and embedded derivatives, finance cost, depreciation and amortisation, income tax expense, impairments when the impairment is the result of an isolated, non–recurring event, share grant and option expenses, loss on disposal of plant and equipment and intangible assets, currency translation loss, business acquisition transaction and integration cost, legal and professional expenses incurred for IPO and share listing expense.

On-going costs of a listed entity pertain to additional audit, legal and compliance costs, increased Director and Officer insurance premiums, investor relation costs, NYSE filing fees and other additional costs directly related to being a public listed company.